Credit Facilities and Long-term Debt - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Uncommitted bank overdraft facilities	$ 73,500,000	$ 70,000,000
Amounts outstanding under overdraft facilities	0	0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	187,500,000	227,500,000
Commitment fees paid	1,300,000	1,400,000	$ 1,300,000
Letters of credit outstanding	23,200,000	25,800,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Face amount of debt instrument	250,000,000.0
Borrowings	187,500,000	212,500,000
Quarterly principal repayment	$ 6,250,000
Term Loan | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	2.00%
Term Loan | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	3.00%
Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 300,000,000
Borrowings	0	$ 15,000,000
Amount of accordion feature	150,000,000.0
Uncommitted bank overdraft facilities	$ 276,800,000
Revolving Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	0.60%
Revolving Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	1.40%
Revolving Facility | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	1.60%
Revolving Facility | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	2.40%
Bridge Loan | Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 25,000,000.0
Bridge Loan | Revolving Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term	7 days